Consolidated Balance Sheets - CAD	May 31, 2017	Nov. 30, 2016
Current
Cash	CAD 1,475,618	CAD 4,144,424
Accounts receivable, net	982,809	472,474
Investment tax credits	590,970	681,136
Prepaid expenses, sundry and other assets	470,521	400,642
Inventory (Note 3)	492,617	0
Current Assets	4,012,535	5,698,676
Deferred offering costs (Note 6)	562,775	386,375
Property and equipment, net (Note 4)	3,204,467	1,889,638
Total Assets	7,779,777	7,974,689
Current
Accounts payable	1,952,098	807,295
Accrued liabilities	516,224	384,886
Employee costs payable	271,007	1,044,151
Capital lease obligations	3,787	14,829
Convertible debenture (Note 5)	1,267,841	1,494,764
Deferred revenue (Note 3)	450,000	450,000
Current Liabilities	4,460,957	4,195,925
Deferred revenue (Note 3)	2,512,500	2,662,500
Total Liabilities	6,973,457	6,858,425
Shareholders' Equity
Capital stock (Notes 6, 7 and 9) Authorized: Unlimited common shares without par value, Unlimited preference shares, Issued and outstanding: 30,543,163 common shares (November 30, 2016 - 29,789,992)	31,539,537	29,830,791
Additional paid-in capital	35,794,571	34,017,071
Accumulated other comprehensive income	284,421	284,421
Accumulated deficit	(66,812,209)	(63,016,019)
Total Stockholders' Equity	806,320	1,116,264
Contingencies (Note 11)
Total Liabilities and Stockholders' Equity	CAD 7,779,777	CAD 7,974,689